Warrants - Schedule of Stock Warrants Activity (Details) - Warrant [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Warrants, Outstanding, Beginning balance	127,434,122	88,365,036	47,003,962
Warrants, Exercisable, Beginning balance	127,434,122	88,365,036	47,003,962
Warrants, Canceled
Warrants, Granted		40,259,133	42,037,500
Warrants, Exercised		(798,000)
Warrants, Forfeited		(392,047)	(676,426)
Warrants, Outstanding, Ending balance	127,434,122	127,434,122	88,365,036
Warrants, Exercisable, Ending balance	127,434,122	127,434,122	88,365,036
Weighted Average Exercise Price, Outstanding, Beginning	$ 0.24	$ 0.30	$ 0.46
Weighted Average Exercise Price, Exercisable, Beginning	0.24	0.30	0.46
Weighted Average Exercise Price, Canceled
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Outstanding, Ending	0.24	0.24	0.30
Weighted Average Exercise Price, Exercisable, Ending	$ 0.24	$ 0.24	$ 0.30
Weighted Average Remaining Contractual Terms in Years, Beginning Outstanding	3 years 1 month 24 days	3 years 6 months	3 years 5 months 27 days
Weighted Average Remaining Contractual Terms in Years, Beginning Exercisable	3 years 1 month 24 days	3 years 6 months	3 years 5 months 27 days
Weighted Average Remaining Contractual Terms in Years, Ending Outstanding	2 years 10 months 25 days	3 years 1 month 24 days	3 years 6 months
Weighted Average Remaining Contractual Terms in Years, Ending Exercisable	2 years 10 months 25 days	3 years 1 month 24 days	3 years 6 months
Aggregate Intrinsic Value, Outstanding, Beginning	$ 3,957,689	$ 543,770	$ 2,579,541
Aggregate Intrinsic Value, Exercisable, Beginning	3,957,689	543,770	2,579,541
Aggregate Intrinsic Value, Outstanding, Ending	13,733,627	3,957,689	543,770
Aggregate Intrinsic Value, Exercisable, Ending	$ 13,733,627	$ 3,957,689	$ 543,770